Capital and reserves	12 Months Ended
Dec. 31, 2020
Capital and Reserves [Abstract]
Capital and reserves
17.	Capital and reserves

	Growth shares	Series A shares	Series B shares	Series C shares	Ordinary shares
Issued share capital (0.01p per share)
At January 1, 2018	155,246	1,699,576	-	-	2,459,363
New shares issued for cash	-	-			10,950
Repurchased and cancelled	(36,800)	-	-	-	-
At January 1, 2019	118,446	1,699,576	-	-	2,470,313
New shares issued for cash	-	-	621,556	-	45,581
Repurchased and cancelled	(60,240)	-	-	-	-
At December 31, 2019	58,206	1,699,576	621,556	-	2,515,894
New shares issued for cash	34,260	-	323,450	823,719	163,870
New shares issued for non-cash consideration	-	-	203,697	-	-
Repurchased and cancelled	(29,575)	-	-	-	-
At December 31, 2020	62,891	1,699,576	1,148,703	823,719	2,679,764

	2020 £	2019 £	2018 £
Allotted, called up and fully paid
Ordinary shares	268	252	247
Series A shares	170	170	170
Series B shares	115	62	-
Series C shares	82	-	-
Growth shares	6	6	12
	641	490	429

On March 2, 2020, the Group completed the second and final closing of the series B preferred share financing. A total of 527,147 series B shares were issued, of which 280,418 series B shares were issued to new and existing investors for net cash consideration totaling £27,230,000.

The initial tranche of the Gates Foundation loan in the amount of $25 million was converted into 203,697 series B shares as part of the Group’s second closing of the series B preferred share financing in March 2020 and 43,032 series B shares were issued at nominal value to certain series B investors on derecognition of the derivative liability of £3,184,000 represented by a foreign exchange call option over series B shares.

The agreement with the Gates Foundation requires the Group to complete agreed upon research plans for tuberculosis and HIV.  In the event of default by the Group, under certain conditions, the Gates Foundation has the right to sell or require the Group to buy-back its shareholdings in the Group whereby should the Group experience a change in control or undertake an initial public offering at a valuation of more than 150% more than the valuation used for the sale of their series B shares, then the Group is required to pay the Gates Foundation an amount equal to the excess of what it would have received had it still held the series B shares at the time of the initial public offering or the change of control.

On December 21, 2020, the Group completed the closing of the series C preferred share financing.  A total of 823,719 series C shares were issued for net cash consideration totaling £55,812,000.

During the year ended December 31, 2020, a total of 163,870 ordinary shares of 0.01p each with a total nominal value of £16 were issued for cash consideration of £73,000, of which 161,094 were issued as anti-dilution shares at nominal value. Growth shares of 0.01p each totaling 34,260 were issued during the year ended December 31, 2020 for cash consideration totaling £3 and 29,575 Growth shares with a total nominal value of £3 were repurchased and cancelled.

On August 13, 2019 the Group completed the first closing of the series B preferred share private financing. A total of 621,556 series B shares were issued to new and existing investors totaling proceeds of $72.25 million.

During the period to December 31, 2019, 45,581 ordinary shares of 0.01p each with a nominal value of £5 were issued fully paid for cash consideration of £27,000 of which 37,007 were issued as anti-dilution shares at nominal value. Growth shares of 0.01p each totaling 60,240 with a nominal value of £6 repurchased and cancelled.

The Growth shares were issued in respect of the Growth Share Plan (Note 25) and the awards granted to certain employees and members of the Board during 2017. These Growth shares are held by Immunocore Nominees Limited on behalf of the individuals who received these awards. In accordance with the Growth Share Plan rules, the shares held by Immunocore Nominees Limited are considered treasury shares until all vesting conditions have been achieved and the awards vested.

Share premium

	£	’000
At January 1, 2018		223,986
New shares issued for cash		101
At December 31, 2018		224,087
New shares issued for cash		59,163
At December 31, 2019		283,250
New shares issued for cash		83,115
New shares issued for non-cash consideration		19,865
At December 31, 2020		386,230

No adjustments have been made to the amounts shown above in regards to the corporate reorganization described in Note 30.

Nature and purpose of reserves

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees. All other reserves are as stated in the consolidated statement of changes in equity.

The treasury reserve represents those unvested awards granted to certain employees and members of the Board under the Growth Share Plan (Note 25). As at 2020 the treasury reserve totaled £2.80 (2019: £4.42;2018: £10.19).

No dividends were paid or declared in the years ended December 31, 2020 and 2019.

Capital management

The capital structure of the Group consists of shareholders’ equity, debt, cash and investments in money market funds. For the foreseeable future, the Board will maintain a capital structure that supports the Group’s strategic objectives through:

•	managing the budgeting process;
•	managing funding and liquidity risk; and
•	maintaining strong investor relations